Average Annual Total Returns		12 Months Ended	54 Months Ended	60 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Innovator Growth-100 Power Buffer ETF - July
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		15.80%	11.15%	10.21%
Performance Inception Date	Jun. 30, 2020
Innovator Growth-100 Power Buffer ETF - July | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		15.80%	11.15%	10.21%
Innovator Growth-100 Power Buffer ETF - July | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.36%	8.93%	8.11%
Nasdaq-100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Nasdaq-100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		21.02%	18.92%	15.30%
Nasdaq-100 Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Nasdaq-100 Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		20.17%	17.99%	14.40%